Purchase Obligations - Maturity (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Purchase Obligations
Purchase obligations	€ 9,592	€ 10,541
2025
Purchase Obligations
Purchase obligations	2,870
Due 2026 to 2029
Purchase Obligations
Purchase obligations	6,576
Due thereafter
Purchase Obligations
Purchase obligations	€ 146